Significant Related Party Transactions - Key Management Personnel Compensation (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [Abstract]
Short-term employee benefits	$ 271,554	$ 267,501	$ 292,282
Post-employment benefits	3,478	2,773	2,953
Termination benefits	6,957	939	1,582
Share-based payment	68	10	5,772
Others	294	422	1,039
Total	$ 282,351	$ 271,645	$ 303,628